Equity Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		0 Months Ended
	Aug. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Apr. 15, 2014	Oct. 27, 2014
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Sale of Common stock	8,050,000	3,322,500
Share price	$ 4.60	$ 3.00
Gross proceeds	$ 37,000,000	$ 10,000,000
Net proceeds from public offering	34,300,000	9,200,000	34,254,000	9,018,000
Underwriting fees and offering costs	2,700,000
Underwriting fees and offering costs		800,000
Restricted Stock [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Restricted stock granted			138,500		125,000
Fair market value restricted stock					381,250
Restricted stock price per share			$ 3.07		$ 3.05
Stock compensation expense			91,000
Restricted Stock [Member] | Independent Directors [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Restricted stock granted					3,000
Fair market value restricted stock					9,150
Restricted stock price per share					$ 3.05
Stock compensation expense			36,000
Restricted stock outstanding					12,000
Number of Directors					4
Restricted Stock [Member] | Director [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Restricted stock granted						1,500
Fair market value restricted stock						7,365
Restricted stock price per share						$ 4.91
Stock compensation expense			$ 2,000